Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Villere Balanced Fund
TICKER: VILLX
Villere Equity Fund
TICKER: VLEQX
(together, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 29, 2025 to the
Statutory Prospectus dated December 29, 2024

On August 13, 2025, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Operating Expense Limitation Agreement between the Trust, on behalf of the Villere Balanced Fund (“Balanced Fund”), the Villere Equity Fund (“Equity Fund”) and St. Denis J. Villere & Company, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the Balanced Fund’s operating expense limit from 0.89% to 0.79%, and reduce the Equity Fund’s operating expense limit from 1.15% to 1.05%, both effective September 1, 2025.
The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Funds:

Page 3 - “Summary Section - Villere Balanced Fund”
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement(2)	-0.25%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	0.80%

(1) Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
(2) St. Denis J. Villere & Company (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.79% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least December 29, 2026. The Expense Cap may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.
Example
This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first 16 months only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$82	$301	$547	$1,252

Page 9 - “Summary Section - Villere Equity Fund”
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed less than 60 days from purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.59%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and/or Expense Reimbursement(2)	-0.29%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	1.07%

(1) Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
(2) St. Denis J. Villere & Company (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.05% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least December 29, 2026. The Expense Cap may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.
Example
This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first 16 months only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$109	$392	$707	$1,601

Page 19 - “Investment Adviser”
The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Balanced Fund to 0.79% of the Fund’s average net assets and 1.05% of the Equity Fund’s average net assets (the “Expense Caps”). The Expense Caps will remain in effect until at least December 29, 2026, and may continue for an indefinite period thereafter, until the Board determines that the Expense Caps are no longer in the best interest of the Funds and their shareholders. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board. Prior to September 1, 2025, the Balanced Fund’s operating expense limitation agreement was 0.89% and the Equity Fund’s operating expense limitation agreement was 1.15%.

* * * * *
Please retain this supplement with your Statutory Prospectus.

Villere Balanced Fund
TICKER: VILLX
Villere Equity Fund
TICKER: VLEQX
(together, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 29, 2025 to the
Statement of Additional Information dated December 29, 2024

On August 13, 2025, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Operating Expense Limitation Agreement between the Trust, on behalf of the Villere Balanced Fund (“Balanced Fund”), the Villere Equity Fund (“Equity Fund”) and St. Denis J. Villere & Company, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the Balanced Fund’s operating expense limit from 0.89% to 0.79%, and reduce the Equity Fund’s operating expense limit from 1.15% to 1.05%, both effective September 1, 2025.
The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Fund:
Page B-28 - “The Funds’ Investment Adviser”
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Balanced Fund to 0.79% of the Fund’s average net assets and 1.05% of the Equity Fund’s average net assets (the “Expense Caps”). The Expense Caps will remain in effect until at least December 29, 2026, and may continue for an indefinite period thereafter, until the Board determines that the Expense Caps are no longer in the best interest of the Funds and their shareholders. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. Prior to September 1, 2025, the Balanced Fund’s operating expense limitation agreement was 0.89% and the Equity Fund’s operating expense limitation agreement was 1.15%.

* * * * *
Please retain this supplement with your SAI.